Leases - Additional Information (Detail) $ in Thousands					1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 26, 2020 USD ($)	Apr. 22, 2020 USD ($)	Jan. 24, 2020 USD ($)	Mar. 31, 2021 Numbers	Dec. 31, 2021 USD ($) Numbers	Dec. 31, 2020 USD ($)	Apr. 02, 2020 USD ($)
Disclosure of Leases [Line Items]
Right-of-use assets						$ 88,017	$ 71,794
Number of operating leases derecognised by sale of asset | Numbers					26
Lease-related interest expense						4,053	3,064
Depreciation capitalised related to leases						2,600	2,000
Reimbursements of tenant improvement allowance						28,600	24,300
Income from lease financial transactions						8,400
Income relating to variable lease payments for operating leases						300
Depreciation related to leases						100	200
Gain loss on sale of assets						0
Settlement fees						500
Revenue recognition selling price of leased asset amount						29,900
Increase decrease in right of use assets due to sale and lease back transactions						15,100
Increase decrease in operating lease liabilities						12,700
Increase decrease in financial liabilities						15,300
Operating lease liability tenant additional improvement allowance						52,900
Property, plant and equipment						369,092	228,804
Finance Lease Liability Noncurrent						87,579	80,400
Interest payable						12,600	10,900
Lease liabilities						139,728
Rental expense						17,700	14,000
Sub lease rent receivable							0
Investment property						13,300
Interest expense						51,211	31,229
Yellow Springs Ohio [Member]
Disclosure of Leases [Line Items]
Property, plant and equipment				$ 10,400
Reimbursement of capital Expenditure				$ 2,900
Liabilities arising from financing activities						12,500
Elmwood Park Illinois [Member]
Disclosure of Leases [Line Items]
Net investment in finance lease								$ 1,400
Liabilities arising from financing activities								$ 1,500
Fall River Massachusetts [Member]
Disclosure of Leases [Line Items]
Right-of-use assets	$ 6,300
Operating lease term	20 years
Property, plant and equipment	$ 6,400
Net investment in finance lease	27,400
Reimbursement of capital Expenditure for improvement	21,000
Reimbursement of Additional capital Expenditure for improvement	300
Marshall Michigan [Member]
Disclosure of Leases [Line Items]
Operating lease term			15 years
Net investment in finance lease			$ 31,500
Liabilities arising from financing activities			1,100
Lease liabilities			2,200
Marshall Michigan [Member] | Sale and leaseback transactions [Member]
Disclosure of Leases [Line Items]
Property, plant and equipment			4,500
Reimbursement of capital Expenditure			$ 27,000
Chicago, Illinois [Member]
Disclosure of Leases [Line Items]
Right-of-use assets		$ 6,600
Operating lease term		10 years
Property, plant and equipment		$ 7,200
Net investment in finance lease		9,700
Reimbursement of Additional capital Expenditure for improvement		2,500
Lease liabilities		$ 4,100
Hope Heal Health Loan [member]
Disclosure of Leases [Line Items]
Repayments of current borrowings	$ 600
Interest expense						11,600	10,600
Selling, general and administrative expense [member]
Disclosure of Leases [Line Items]
Depreciation capitalised related to leases						2,300	1,600
Short term lease rent expenses						2,100	1,100
Rental expense						6,500	4,600
Cost of Sales [member]
Disclosure of Leases [Line Items]
Depreciation related to leases						400	600
Cost of Sales [member] | Previously stated [member]
Disclosure of Leases [Line Items]
Depreciation related to leases						200	400
Other expense income net [member]
Disclosure of Leases [Line Items]
Operating Lease,rental income						700
Other financial transactions [member]
Disclosure of Leases [Line Items]
Income from reimbursements under tenant improvement allowances						$ 7,500	$ 3,000
Verdant Creations LLC [Member]
Disclosure of Leases [Line Items]
Number of operating leases | Numbers						24
Bottom of range [member]
Disclosure of Leases [Line Items]
Lease term							1 year
Lease renewal term						one year
Lease exercise renewal options term						1 year
Top of range [member]
Disclosure of Leases [Line Items]
Lease term						20 years.
Lease renewal term						35 years
Lease exercise renewal options term						10 years